ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Summary of final purchase price allocations, at fair values
The purchase price allocation, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	Spanish CSP Portfolio
Cash and cash equivalents	$22
Restricted cash	27
Trade receivables and other current assets	33
Property, plant and equipment, at fair value	661
Deferred tax assets	14
Other non-current assets	8
Current liabilities	(17)
Financial instruments	(148)
Non-recourse borrowings	(475)
Decommissioning liabilities	(23)
Other long-term liabilities	(22)
Fair value of identifiable net assets acquired	80
Goodwill	41
Purchase price	$121
The purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	India Wind Portfolio	China Wind Facility	DG Portfolio	Total
Cash	$—	$—	$3	$3
Restricted cash	14	2	—	16
Trade receivables and other current assets	14	51	47	112
Property, plant and equipment, at fair value	243	307	753	1,303
Current liabilities	(1)	(23)	(8)	(32)
Current portion of non-recourse borrowings	(12)	(18)	—	(30)
Financial instruments	(4)	—	—	(4)
Non-recourse borrowings	(158)	(131)	—	(289)
Deferred income tax liabilities	(8)	(28)	—	(36)
Decommissioning liabilities	(5)	—	(33)	(38)
Other long-term liabilities	(4)	—	(27)	(31)
Fair value of identifiable net assets acquired	$79	$160	$735	$974